UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Value Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (95.2%)(a)
	Shares	Value

Aerospace and defense (6.4%)

Honeywell International, Inc.	6,530	$618,326

L-3 Communications Holdings, Inc.	8,340	871,697

Northrop Grumman Corp.	3,560	590,782

Orbital ATK, Inc.	2,440	175,363

		2,256,168
Banks (10.0%)

BankUnited, Inc.	4,739	169,419

BNC Bancorp	9,330	207,406

Citigroup, Inc.	10,900	540,749

Fifth Third Bancorp	8,920	168,677

First Republic Bank	9,030	566,813

JPMorgan Chase & Co.	12,310	750,541

Old National Bancorp(S)	13,730	191,259

Opus Bank	6,950	265,768

PacWest Bancorp(S)	10,120	433,237

Regions Financial Corp.	27,790	250,388

		3,544,257
Beverages (3.4%)

Coca-Cola Enterprises, Inc.	21,340	1,031,789

Molson Coors Brewing Co. Class B	2,060	171,021

		1,202,810
Biotechnology (0.7%)

AMAG Pharmaceuticals, Inc.(NON)(S)	6,330	251,491

		251,491
Capital markets (2.8%)

Ameriprise Financial, Inc.	3,418	373,006

E*Trade Financial Corp.(NON)	22,760	599,271

		972,277
Chemicals (3.5%)

CF Industries Holdings, Inc.	3,780	169,722

Dow Chemical Co. (The)	12,260	519,824

Quaker Chemical Corp.	1,410	108,683

Sherwin-Williams Co. (The)	1,870	416,599

		1,214,828
Commercial services and supplies (2.2%)

Deluxe Corp.	5,630	313,816

Tyco International PLC	14,190	474,797

		788,613
Containers and packaging (5.0%)

Packaging Corp. of America	3,560	214,170

Sealed Air Corp.	8,640	405,043

Silgan Holdings, Inc.(S)	22,078	1,148,939

		1,768,152
Electric utilities (3.6%)

Edison International	5,530	348,777

Entergy Corp.	5,550	361,305

FirstEnergy Corp.	18,330	573,912

		1,283,994
Electrical equipment (2.0%)

AMETEK, Inc.	13,632	713,226

		713,226
Energy equipment and services (1.2%)

Halliburton Co.	11,910	421,019

		421,019
Food products (2.6%)

JM Smucker Co. (The)	4,310	491,728

Pinnacle Foods, Inc.	10,141	424,705

		916,433
Health-care equipment and supplies (7.1%)

Alere, Inc.(NON)	15,240	733,806

Boston Scientific Corp.(NON)	53,680	880,889

C.R. Bard, Inc.	2,730	508,626

Derma Sciences, Inc.(NON)(S)	14,610	68,813

Merit Medical Systems, Inc.(NON)	8,269	197,712

OraSure Technologies, Inc.(NON)	27,219	120,852

		2,510,698
Health-care providers and services (1.9%)

Mednax, Inc.(NON)	8,680	666,537

		666,537
Hotels, restaurants, and leisure (1.7%)

Marriott International, Inc./MD Class A	5,030	343,046

Wynn Resorts, Ltd.	5,060	268,787

		611,833
Household durables (3.1%)

Harman International Industries, Inc.	5,420	520,266

Jarden Corp.(NON)	11,800	576,784

		1,097,050
Independent power and renewable electricity producers (1.1%)

NRG Energy, Inc.	25,140	373,329

		373,329
Insurance (4.9%)

American International Group, Inc.	9,120	518,198

Assured Guaranty, Ltd.	4,200	105,000

Hanover Insurance Group, Inc. (The)	3,590	278,943

Hartford Financial Services Group, Inc. (The)(S)	18,016	824,772

		1,726,913
IT Services (2.5%)

Computer Sciences Corp.	5,700	349,866

Fidelity National Information Services, Inc.	7,830	525,236

		875,102
Leisure products (0.8%)

Vista Outdoor, Inc.(NON)	6,640	295,015

		295,015
Machinery (2.9%)

Snap-On, Inc.	5,170	780,360

Wabtec Corp.	2,540	223,647

		1,004,007
Media (0.8%)

Regal Entertainment Group Class A(S)	15,570	291,003

		291,003
Multi-utilities (1.8%)

Ameren Corp.	7,330	309,839

PG&E Corp.	5,880	310,464

		620,303
Multiline retail (0.2%)

Bon-Ton Stores, Inc. (The)(S)	26,460	83,084

		83,084
Oil, gas, and consumable fuels (3.2%)

EOG Resources, Inc.	6,450	469,560

EP Energy Corp. Class A(NON)(S)	22,260	114,639

Gulfport Energy Corp.(NON)	5,240	155,523

QEP Resources, Inc.	10,150	127,180

Scorpio Tankers, Inc.	11,840	108,573

Whiting Petroleum Corp.(NON)	10,270	156,823

		1,132,298
Personal products (2.9%)

Avon Products, Inc.(S)	54,586	177,405

Coty, Inc. Class A(NON)(S)	31,790	860,237

		1,037,642
Pharmaceuticals (4.7%)

Allergan PLC(NON)	4,010	1,089,958

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	10,340	583,796

		1,673,754
Real estate investment trusts (REITs) (2.0%)

American Capital Agency Corp.	7,930	148,291

American Tower Corp.	623	54,812

Equity Lifestyle Properties, Inc.	2,440	142,911

NorthStar Realty Finance Corp.	27,900	344,565

		690,579
Real estate management and development (0.8%)

RE/MAX Holdings, Inc. Class A	7,597	273,340

		273,340
Road and rail (2.6%)

Genesee & Wyoming, Inc. Class A(NON)	5,950	351,526

Union Pacific Corp.	6,320	558,751

		910,277
Semiconductors and semiconductor equipment (1.4%)

Maxim Integrated Products, Inc.	3,770	125,918

Micron Technology, Inc.(NON)	14,390	215,562

ON Semiconductor Corp.(NON)	17,050	160,270

		501,750
Specialty retail (3.8%)

Best Buy Co., Inc.	9,140	339,277

GNC Holdings, Inc. Class A	4,390	177,444

Michaels Cos., Inc. (The)(NON)	13,803	318,849

TJX Cos., Inc. (The)	7,230	516,367

		1,351,937
Textiles, apparel, and luxury goods (1.6%)

Deckers Outdoor Corp.(NON)	2,900	168,374

Hanesbrands, Inc.	13,780	398,795

		567,169

Total common stocks (cost $28,994,317)		$33,626,888

SHORT-TERM INVESTMENTS (14.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)	3,759,405	$3,759,405

Putnam Short Term Investment Fund 0.13%(AFF)	1,256,138	1,256,138

Total short-term investments (cost $5,015,543)		$5,015,543

TOTAL INVESTMENTS

Total investments (cost $34,009,860)(b)		$38,642,431

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $35,306,140.
(b)	The aggregate identified cost on a tax basis is $34,189,286, resulting in gross unrealized appreciation and depreciation of $7,413,074 and $2,959,929, respectively, or net unrealized appreciation of $4,453,145.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$904,547	$11,404,146	$11,052,555	$1,155	$1,256,138
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $3,759,405, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $3,766,515.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$4,297,091	$—	$—
Consumer staples	3,156,885	—	—
Energy	1,553,317	—	—
Financials	7,207,366	—	—
Health care	5,102,480	—	—
Industrials	5,672,291	—	—
Information technology	1,376,852	—	—
Materials	2,982,980	—	—
Utilities	2,277,626	—	—
Total common stocks	33,626,888	—	—
Short-term investments	1,256,138	3,759,405	—

Totals by level	$34,883,026	$3,759,405	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015